Leases (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Year 2024	$ 223	$ 315
Year 2025	383	177
Year 2026	129	60
Total lease payments	735	552
Less: Imputed interest	(58)	(47)
Present value of lease liabilities	$ 677	$ 505